PNC LARGE CAP GROWTH FUND
PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 190 and in the "Additional Purchase and Redemption Information" section of the Fund's Statement of Additional Information on page 67.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PNC LARGE CAP GROWTH FUND	CLASS A		CLASS C		CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none		none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none		none		none
Exchange Fee	none		none		none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase.
[3]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PNC LARGE CAP GROWTH FUND		CLASS A		CLASS C	CLASS I
Management Fees		0.75%		0.75%	0.75%
Distribution (12b-1) Fees		0.05%	[1]	0.75%	none
Other Expenses		0.54%		0.54%	0.29%
Shareholder Servicing Fees		0.25%		0.25%	none
Other		0.29%		0.29%	0.29%
Total Annual Fund Operating Expenses		1.34%		2.04%	1.04%
Fee Waiver and Expense Reimbursement	[2]	0.14%		0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.20%		1.90%	0.90%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2016, at which time the Board will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.
[2]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.20%, 1.90% and 0.90% for Class A, Class C and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC LARGE CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	666	948	1,252	2,111
CLASS C	293	626	1,085	2,358
CLASS I	92	317	560	1,258

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
PNC LARGE CAP GROWTH FUND | CLASS C | USD ($)	193	626	1,085	2,358

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in a diversified portfolio of growth-oriented domestic equity securities of large-cap companies, such as companies with accelerated earnings growth rates. Equity securities include common stocks, American Depositary Receipts, preferred stocks, warrants and rights. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion, but the Fund may invest in companies of any market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large-cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

In buying and selling securities for the Fund, PNC Capital Advisors, LLC (the "Adviser") uses a growth-oriented approach. The Adviser employs a disciplined, rules-based, linear process focused on identifying companies that can produce earnings in excess of market expectations. It begins with a multi-factor model based on stability of earnings, growth factors and value factors. Fundamental analysis then focuses on deriving proprietary earnings estimates, constructing a list of key merits and risks, and calculating high and low price targets which are used to determine reward/risk ratios. Candidate stocks with the ability to exceed consensus earnings estimates that also exhibit greater upside price potential than downside price risk are considered for further review. The stocks are then subject to extensive risk analysis within the context of the overall portfolio. Ongoing monitoring and a strict sell discipline are important aspects of the overall investment process. The Adviser utilizes a disciplined sell process and may choose to sell a holding, for example, when it does not satisfy specific quantitative criteria, if the Adviser's analysts project earnings below consensus estimates, if a security exceeds the Adviser's reasonable price target, or to take advantage of a better investment opportunity.

PRINCIPAL RISKS

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Issuer Risk. The value of the Fund's investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class C and Class I Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ due to differences in expenses. The returns in the table reflect the deduction of any applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter	16.12%	(03/31/12)
Worst Quarter	-25.25%	(12/31/08)
The Fund's year-to-date total return for Class I Shares through June 30, 2015 was 4.33%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Returns - PNC LARGE CAP GROWTH FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I		19.54%	15.71%	6.47%
CLASS A		12.88%	14.14%	5.62%
CLASS C		17.98%	14.70%	5.49%
After Taxes on Distributions | CLASS I	[1]	19.43%	15.59%	6.03%
After Taxes on Distributions and Sale of Fund Shares | CLASS I	[1]	11.15%	12.71%	5.24%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		13.05%	15.81%	8.49%
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.